Non-current provisions and other non-current liabilities - Summary of Non-Current Provisions and Other Non-Current Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Non-current Provisions [Line Items]
Provisions	€ 4,592	€ 4,541
Other non-current liabilities	2,256	2,162
Non-current provisions	6,848	€ 6,703
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities	1,647
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities	916
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Total
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities	€ 2,150